Condensed Consolidated Statement of Changes in Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Shares to be Issued [Member]	Noncontrolling Interest [Member]	Total
Balance at Aug. 31, 2023	$ 25,578	$ 90,447,874	$ (13,523,266)	$ (17,036)	$ 1,066,052	$ (148,180)	$ 77,851,022
Balance, shares at Aug. 31, 2023	25,577,734
Issuance of common stock for cash	$ 94	934,504			(934,598)
Issuance of common stock for cash, shares	93,455
Issuance of common stock for consulting service	$ 14	131,440			(131,454)
Issuance of common stock for consulting service, shares	14,402
Foreign currency translation adjustment				(31,791)		(22,573)	(54,364)
Net loss			(25,878,591)			(436,805)	(26,315,396)
Balance at Aug. 31, 2024	$ 25,686	91,513,818	(39,401,857)	(48,827)		(607,558)	51,481,262
Balance, shares at Aug. 31, 2024	25,685,591
Issuance of common stock for consulting service	$ 1,495	5,978,245					5,979,740
Issuance of common stock for consulting service, shares	1,494,935
Foreign currency translation adjustment				7,837		10,933	18,770
Net loss			(4,555,401)			(85,503)	(4,640,904)
Fraction shares issued due to reverse stock split
Fraction shares issued due to reverse stock split, shares	105
Balance at Nov. 30, 2024	$ 27,181	97,492,063	(43,957,258)	(40,990)		(682,128)	52,838,868
Balance, shares at Nov. 30, 2024	27,180,631
Balance at Aug. 31, 2024	$ 25,686	91,513,818	(39,401,857)	(48,827)		(607,558)	51,481,262
Balance, shares at Aug. 31, 2024	25,685,591
Net loss							(7,100,730)
Balance at May. 31, 2025	$ 27,181	97,492,063	(46,280,904)	(129,114)		(838,514)	50,270,712
Balance, shares at May. 31, 2025	27,180,631
Balance at Aug. 31, 2024	$ 25,686	91,513,818	(39,401,857)	(48,827)		(607,558)	51,481,262
Balance, shares at Aug. 31, 2024	25,685,591
Issuance of common stock for consulting service	$ 1,495	5,978,245					5,979,740
Issuance of common stock for consulting service, shares	1,494,935
Foreign currency translation adjustment				(36,771)		(14,799)	(51,570)
Net loss			(14,626,862)			(341,143)	(14,968,005)
Fraction shares issued due to reverse stock split
Fraction shares issued due to reverse stock split, shares	105
Balance at Aug. 31, 2025	$ 27,181	97,492,063	(54,028,719)	(85,598)		(963,500)	42,441,427
Balance, shares at Aug. 31, 2025	27,180,631
Balance at Nov. 30, 2024	$ 27,181	97,492,063	(43,957,258)	(40,990)		(682,128)	52,838,868
Balance, shares at Nov. 30, 2024	27,180,631
Foreign currency translation adjustment				(5,834)		1,302	(4,532)
Net loss			(1,205,822)			(67,166)	(1,272,988)
Balance at Feb. 28, 2025	$ 27,181	97,492,063	(45,163,080)	(46,824)		(747,992)	51,561,348
Balance, shares at Feb. 28, 2025	27,180,631
Foreign currency translation adjustment				(82,290)		(21,508)	(103,798)
Net loss			(1,117,824)			(69,014)	(1,186,838)
Balance at May. 31, 2025	$ 27,181	97,492,063	(46,280,904)	(129,114)		(838,514)	50,270,712
Balance, shares at May. 31, 2025	27,180,631
Balance at Aug. 31, 2025	$ 27,181	97,492,063	(54,028,719)	(85,598)		(963,500)	42,441,427
Balance, shares at Aug. 31, 2025	27,180,631
Foreign currency translation adjustment				46,965		(13,274)	33,691
Net loss			(978,142)			(60,573)	(1,038,715)
Balance at Nov. 30, 2025	$ 27,181	97,492,063	(55,006,861)	(38,633)		(1,037,347)	41,436,403
Balance, shares at Nov. 30, 2025	27,180,631
Balance at Aug. 31, 2025	$ 27,181	97,492,063	(54,028,719)	(85,598)		(963,500)	42,441,427
Balance, shares at Aug. 31, 2025	27,180,631
Net loss							(3,121,210)
Balance at May. 31, 2026	$ 27,181	97,492,063	(56,959,317)	(159,196)		(1,196,269)	39,204,462
Balance, shares at May. 31, 2026	27,180,631
Balance at Nov. 30, 2025	$ 27,181	97,492,063	(55,006,861)	(38,633)		(1,037,347)	41,436,403
Balance, shares at Nov. 30, 2025	27,180,631
Foreign currency translation adjustment				(115,564)		(40,959)	(156,523)
Net loss			(939,020)			(65,258)	(1,004,278)
Balance at Feb. 28, 2026	$ 27,181	97,492,063	(55,945,881)	(154,197)		(1,143,564)	40,275,602
Balance, shares at Feb. 28, 2026	27,180,631
Foreign currency translation adjustment				(4,999)		12,076	7,077
Net loss			(1,013,436)			(64,781)	(1,078,217)
Balance at May. 31, 2026	$ 27,181	$ 97,492,063	$ (56,959,317)	$ (159,196)		$ (1,196,269)	$ 39,204,462
Balance, shares at May. 31, 2026	27,180,631